Related party transactions Narrative (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Details related party transactions Narrative [line items]
Share based payment expense related to key management	€ 312,000
Convertible number of bonds | shares	1,000
Convertible loan carrying amount	€ 972,000	€ 958,000	€ 0
Number of founder shares	300,000	300,000	0
Dilution percent found shares	0.00%	0.00%	0.00%